Business developments (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition
Issued shares (in shares)	2,556,011,720	2,556,011,720	2,556,011,720	2,089,897,378
Other Revenue, Other Investments	SFr 1,141	SFr 337	SFr 80
Credit Suisse InvestLab AG
Business Acquisition
Other Revenue, Other Investments	SFr 327